N-4	May 01, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Oct. 30, 2025
Amendment Flag	false
C000078454 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Victory Diversified Stock Fund – Class A	1.07%	26.30%	14.60%	11.00%
	Adviser: Victory Capital Solutions (Effective 11/1/25, Victory Capital Management Inc. was replaced by Victory Capital Solutions)
	Subadviser: N/A
US Fund Mid-Cap Growth	Victory Mid-Cap Core Growth Fund – Class A (Effective 11/1/25, Victory Munder Mid-Cap Core Growth Fund was renamed Victory Mid-Cap Core Growth Fund)	1.27%	10.85%	8.47%	7.54%
	Adviser: Victory Capital Solutions (Effective 11/1/25, Victory Capital Management Inc. was replaced by Victory Capital Solutions)
	Subadviser: N/A

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Victory Diversified Stock Fund – Class A	1.07%	26.30%	14.60%	11.00%
	Adviser: Victory Capital Solutions (Effective 11/1/25, Victory Capital Management Inc. was replaced by Victory Capital Solutions)
	Subadviser: N/A
US Fund Mid-Cap Growth	Victory Mid-Cap Core Growth Fund – Class A (Effective 11/1/25, Victory Munder Mid-Cap Core Growth Fund was renamed Victory Mid-Cap Core Growth Fund)	1.27%	10.85%	8.47%	7.54%
	Adviser: Victory Capital Solutions (Effective 11/1/25, Victory Capital Management Inc. was replaced by Victory Capital Solutions)
	Subadviser: N/A

C000078454 [Member] | C000002333 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Victory Diversified Stock Fund – Class A
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Solutions (Effective 11/1/25, Victory Capital Management Inc. was replaced by Victory Capital Solutions)
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	26.30%
Average Annual Total Returns, 5 Years [Percent]	14.60%
Average Annual Total Returns, 10 Years [Percent]	11.00%
C000078454 [Member] | C000144972 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Victory Mid-Cap Core Growth Fund – Class A (Effective 11/1/25, Victory Munder Mid-Cap Core Growth Fund was renamed Victory Mid-Cap Core Growth Fund)
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Solutions (Effective 11/1/25, Victory Capital Management Inc. was replaced by Victory Capital Solutions)
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	10.85%
Average Annual Total Returns, 5 Years [Percent]	8.47%
Average Annual Total Returns, 10 Years [Percent]	7.54%
C000078453 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Victory Diversified Stock Fund – Class A	1.07%	26.30%	14.60%	11.00%
	Adviser: Victory Capital Solutions (Effective 11/1/25, Victory Capital Management Inc. was replaced by Victory Capital Solutions)
	Subadviser: N/A
US Fund Mid-Cap Growth	Victory Mid-Cap Core Growth Fund – Class A (Effective 11/1/25, Victory Munder Mid-Cap Core Growth Fund was renamed Victory Mid-Cap Core Growth Fund)	1.27%	10.85%	8.47%	7.54%
	Adviser: Victory Capital Solutions (Effective 11/1/25, Victory Capital Management Inc. was replaced by Victory Capital Solutions)
	Subadviser: N/A

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Victory Diversified Stock Fund – Class A	1.07%	26.30%	14.60%	11.00%
	Adviser: Victory Capital Solutions (Effective 11/1/25, Victory Capital Management Inc. was replaced by Victory Capital Solutions)
	Subadviser: N/A
US Fund Mid-Cap Growth	Victory Mid-Cap Core Growth Fund – Class A (Effective 11/1/25, Victory Munder Mid-Cap Core Growth Fund was renamed Victory Mid-Cap Core Growth Fund)	1.27%	10.85%	8.47%	7.54%
	Adviser: Victory Capital Solutions (Effective 11/1/25, Victory Capital Management Inc. was replaced by Victory Capital Solutions)
	Subadviser: N/A

C000078453 [Member] | C000002333 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Victory Diversified Stock Fund – Class A
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Solutions (Effective 11/1/25, Victory Capital Management Inc. was replaced by Victory Capital Solutions)
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	26.30%
Average Annual Total Returns, 5 Years [Percent]	14.60%
Average Annual Total Returns, 10 Years [Percent]	11.00%
C000078453 [Member] | C000144972 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Victory Mid-Cap Core Growth Fund – Class A (Effective 11/1/25, Victory Munder Mid-Cap Core Growth Fund was renamed Victory Mid-Cap Core Growth Fund)
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Solutions (Effective 11/1/25, Victory Capital Management Inc. was replaced by Victory Capital Solutions)
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	10.85%
Average Annual Total Returns, 5 Years [Percent]	8.47%
Average Annual Total Returns, 10 Years [Percent]	7.54%
C000068094 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Victory Diversified Stock Fund – Class A	1.07%	26.30%	14.60%	11.00%
	Adviser: Victory Capital Solutions (Effective 11/1/25, Victory Capital Management Inc. was replaced by Victory Capital Solutions)
	Subadviser: N/A
US Fund Mid-Cap Growth	Victory Mid-Cap Core Growth Fund – Class A (Effective 11/1/25, Victory Munder Mid-Cap Core Growth Fund was renamed Victory Mid-Cap Core Growth Fund)	1.27%	10.85%	8.47%	7.54%
	Adviser: Victory Capital Solutions (Effective 11/1/25, Victory Capital Management Inc. was replaced by Victory Capital Solutions)
	Subadviser: N/A

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Victory Diversified Stock Fund – Class A	1.07%	26.30%	14.60%	11.00%
	Adviser: Victory Capital Solutions (Effective 11/1/25, Victory Capital Management Inc. was replaced by Victory Capital Solutions)
	Subadviser: N/A
US Fund Mid-Cap Growth	Victory Mid-Cap Core Growth Fund – Class A (Effective 11/1/25, Victory Munder Mid-Cap Core Growth Fund was renamed Victory Mid-Cap Core Growth Fund)	1.27%	10.85%	8.47%	7.54%
	Adviser: Victory Capital Solutions (Effective 11/1/25, Victory Capital Management Inc. was replaced by Victory Capital Solutions)
	Subadviser: N/A

C000068094 [Member] | C000002333 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Victory Diversified Stock Fund – Class A
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Solutions (Effective 11/1/25, Victory Capital Management Inc. was replaced by Victory Capital Solutions)
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	26.30%
Average Annual Total Returns, 5 Years [Percent]	14.60%
Average Annual Total Returns, 10 Years [Percent]	11.00%
C000068094 [Member] | C000144972 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Victory Mid-Cap Core Growth Fund – Class A (Effective 11/1/25, Victory Munder Mid-Cap Core Growth Fund was renamed Victory Mid-Cap Core Growth Fund)
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Solutions (Effective 11/1/25, Victory Capital Management Inc. was replaced by Victory Capital Solutions)
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	10.85%
Average Annual Total Returns, 5 Years [Percent]	8.47%
Average Annual Total Returns, 10 Years [Percent]	7.54%